Consolidated Schedule of Investments (unaudited)
June 30, 2026
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 Franklin Lexington Private Markets Fund

(Percentages shown based on Fund net assets)
Investments	Acquisition Date	Fair Value
Private Assets—83.9%
Secondary Investments — 73.7%(a)
North America — 48.3%
Accel Growth Fund IV L.P.	3/31/26	$2,305,655 *
Accel Growth Fund V, L.P.	3/31/26	3,146,675 *
Accel Leaders 4 L.P.	3/31/26	4,560,843 *,(b)
Accel VI, L.P.	6/30/25	302,107 *
Accel VI-S, L.P.	6/30/25	198,658 *
Accel XIII LP	3/31/26	4,682,408 *
Accel XIV LP	3/31/26	2,843,354 *
Advent Global Technology III-A SCSp	7/15/25	— *,(c)
Advent International GPE IX Ltd. Partnership	6/30/25	9,937,210 *
Advent International GPE XI-C SCSp	6/20/25	— *,(c)
AEA Investors Fund VII L.P.	1/1/25	34,759,318 *
AKKR Isosceles CV L.P.	6/17/25	10,300,813 *
Apex 9 USD (Feeder) L.P.	10/1/25	3,714,393 *
Avenir Growth Partners II, L.P.	6/30/25	1,107,732 *
Avenir Growth Partners III, L.P.	6/30/25	1,501,860 *
Avenir Growth Partners IV, L.P.	6/30/25	4,497,945 *
Avenir Growth Partners V, L.P.	6/30/25	2,743,655 *,(b)
BAH Forefront, L.P.	1/28/25	57,096,033 *
Bain Capital Beacon Roll SPV XII, L.P.	3/27/25	696,571 *
Bain Capital Beacon Roll SPV XIII, L.P.	3/27/25	1,093,260 *
Bain Capital Fund XII, L.P.	12/31/24	33,392,600 *,(b)
Bain Capital Fund XIII, L.P.	12/31/24	35,326,424 *
Bain Capital Fund XIV, L.P.	1/17/25	1,540,932 *
Bain Capital Venture Coinvestment Fund II, L.P.	6/30/25	1,570,518 *
Bain Capital Venture Coinvestment Fund, L.P.	6/30/25	1,352,530 *
Bain Capital Venture Fund 2005, L.P.	6/30/25	46,116 *
Bain Capital Venture Fund 2007, L.P.	6/30/25	702,862 *
Bain Capital Venture Fund 2009, L.P.	6/30/25	99,287 *
Bain Capital Venture Fund 2012, L.P.	6/30/25	3,176,146 *
Bain Capital Venture Fund 2014, L.P.	6/30/25	1,677,343 *
Bain Capital Venture Fund 2016, L.P.	6/30/25	5,014,178 *
Bain Capital Venture Fund 2019, L.P.	6/30/25	2,663,233 *
Bain Capital Venture Fund 2021, L.P.	6/30/25	1,276,995 *,(b)
Bain Capital Venture Fund XI, L.P.	3/31/26	65,651 *,(b)
Bain Capital VII Coinvestment Fund, L.P.	6/30/25	59,729 *
Blackstone Capital Partners VI L.P.	12/31/25	809,063 *
Brookfield Capital Partners IV L.P.	9/30/25	2,407,174 *
Carlyle U.S. Equity Opportunity Fund II, L.P.	12/31/25	2,895,289 *
Castle Creek Capital Partners IX, LP	6/30/26	— *,(c)
Catalyst Investors V L.P.	12/31/24	9,017,803 *
Catterton Partners VII Special Purpose L.P.	12/31/24	5,316,314 *
CF24XB SCSp	3/17/25	33,560,207 *
Charles River Partnership XIII, L.P.	9/30/25	122,226 *
Charles River Partnership XIV, L.P.	9/30/25	64,919 *
Charles River Partnership XV, L.P.	9/30/25	1,966,985 *
Charles River Partnership XVI, L.P.	9/30/25	8,469,813 *
Charlesbank Equity Fund VIII, Limited Partnership	6/30/25	8,719,557 *
CRV Select Fund I, L.P.	9/30/25	658,811 *
CRV Select Fund II, L.P.	9/30/25	265,814 *
CRV XIX, L.P.	9/30/25	1,499,829 *
Franklin Lexington Private Markets Fund 2026 Quarterly Report
|1

Consolidated Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Lexington Private Markets Fund
(Percentages shown based on Fund net assets)
Investments	Acquisition Date	Fair Value
Secondary Investments — continued
CRV XVII, L.P.	9/30/25	$2,950,091 *
CRV XVIII, L.P.	9/30/25	1,171,390 *
Diablo Investment Fund, L.P.	6/30/26	653,304 *
Factorial Frontier, L.P.	12/10/25	33,388,027 *,(b)
Factorial Funds II, L.P.	12/10/25	4,392,126 *,(b)
Flexpoint Trident Fund B, L.P.	6/23/26	3,505,889 *,(b)
FS Equity Partners CV1, L.P.	4/3/25	42,273,236 *
FS Equity Partners IX, L.P.	5/16/25	368,520 *
GA Continuity Fund II, L.P.	3/7/25	39,830,969 *
GC Creation Fund III, L.P.	2/9/26	683,186 *
General Catalyst Group IX, L.P.	12/31/25	16,143,610 *
General Catalyst Group X - Endurance, L.P.	12/31/25	3,404,107 *
General Catalyst Group X - Growth Venture, L.P.	12/31/25	2,903,881 *
General Catalyst Group XI - Endurance, L.P.	12/31/25	6,134,172 *
General Catalyst Group XI - Creation, L.P.	12/31/25	4,655,478 *
General Catalyst Group XI - Feeder, L.P.	12/31/25	3,986,522 *
General Catalyst Group XI - Ignition, L.P.	12/31/25	5,259,452 *,(b)
General Catalyst Group XII - Creation, L.P.	12/31/25	5,988,306 *
General Catalyst Group XII - Endurance, L.P.	12/31/25	3,844,278 *,(b)
General Catalyst Group XII - Health Assurance, L.P.	12/31/25	889,872 *
General Catalyst Group XII - Ignition, L.P.	12/31/25	5,497,122 *
GI Zeus Holdings LP	8/12/25	8,819,248 *
Green Equity Investors CF IV-C, L.P.	3/31/25	8,896,138 *
Green Equity Investors Side VII, L.P.	9/30/25	6,264,672 *
Green Equity Investors Side X, L.P.	12/19/25	— *,(c)
Green Equity Investors VIII, L.P.	12/31/25	2,291,370 *
Gryphon VI-A Top-Up Co-Investment Partners, L.P.	3/31/25	13,277,405 *
GTCR Capital Solutions Feeder B L.P.	6/30/25	(26,085) *
GTCR Fund XIII L.P.	6/30/25	7,757,517 *
Halifax Capital Partners IV, L.P.	6/30/26	592,905 *
Halifax Capital Partners V, L.P.	6/30/26	452,955 *
Hellman & Friedman Capital Partners IX (Parallel), L.P.	9/30/25	12,550,977 *
Hellman & Friedman Capital Partners VIII, L.P.	6/30/26	978,596 *
Hellman & Friedman Capital Partners X (Parallel), L.P.	6/30/26	2,336,107 *
Hellman & Friedman Capital Partners X, L.P.	12/31/25	4,062,285 *
Hildred Capital ACP-A, LP	8/12/25	32,179,240 *
Hildred Capital Co-Invest-REBA, LP	9/8/25	6,734,561 *
Insight Partners XII, L.P.	6/30/25	7,327,002 *,(b)
Kedge Capital Principal Opportunities VI ILP	12/30/25	6,998,375 *
Kedge Capital Private Equity XI ILP	12/30/25	2,082,830 *
Khosla Ventures III, L.P.	12/31/25	274,004 *
Khosla Ventures Seed, L.P.	12/31/25	1,960,488 *
Maverix Growth Equity Parallel Fund I, LP	9/30/25	4,565,730 *
Mayfield Select	6/30/25	150,945 *
Mayfield Select II	6/30/25	729,708 *
Mayfield Select III	6/30/25	232,256 *
Mayfield XIV	6/30/25	1,936,517 *
Mayfield XV	6/30/25	3,427,501 *
Mayfield XVI	6/30/25	3,596,076 *
Mayfield XVII	6/30/25	613,104 *
Meritech Capital Partners IV L.P.	6/30/25	21,281 *
Meritech Capital Partners V L.P.	6/30/25	1,026,401 *
2|
Franklin Lexington Private Markets Fund 2026 Quarterly Report

 Franklin Lexington Private Markets Fund
(Percentages shown based on Fund net assets)
Investments	Acquisition Date	Fair Value
Secondary Investments — continued
Meritech Capital Partners V Sidecar L.P.	6/30/25	$142,598 *
Meritech Capital Partners VI L.P.	6/30/25	3,036,847 *
Meritech Capital Partners VII, L.P.	6/30/25	3,645,138 *
Meritech Capital Partners VIII L.P.	6/30/25	1,746,455 *
Meritech Capital Sidecar III L.P.	6/30/25	231,452 *
Meritech Franchise Fund, L.P.	6/30/25	1,464,574 *
New Mountain SRC Continuation Fund, L.P.	4/7/25	22,499,177 *
Offshore Crosslink Ventures VI Unit Trust	2/28/25	658,419 *
OIP Lightning, L.P.	11/24/25	21,729,973 *
Parthenon Kairos, L.P.	3/3/26	9,600,000 *,(b)
Performance Direct Investments V, L.P.	4/24/25	1,650,370 *
Performance Venture Capital Reinvestment Fund, L.P.	3/11/25	12,528,202 *
Performance Venture Capital VI, L.P.	4/28/25	906,222 *
Point 406 Ventures 2016 Opportunities Fund, L.P.	6/30/25	119,726 *
Point 406 Ventures I, L.P.	6/30/25	181,672 *
Point 406 Ventures II, L.P.	6/30/25	1,195,130 *
Point 406 Ventures III, L.P.	6/30/25	4,118,262 *
Point 406 Ventures IV, L.P.	6/30/25	1,426,133 *
Point 406 Ventures Opportunities Fund II, L.P.	6/30/25	569,972 *
Point 406 Ventures Opportunities Fund III, L.P.	6/30/25	73,700 *
Point 406 Ventures V, L.P.	6/30/25	217,245 *
Polaris Growth Fund I, L.P.	6/30/25	1,134,325 *
Polaris Growth Fund II, L.P.	6/30/25	1,117,654 *
Polaris Growth Fund III, L.P.	10/31/25	— *,(c)
Polaris Partners IX, L.P.	6/30/25	1,196,376 *
Polaris Partners VII, L.P.	6/30/25	2,497,058 *
Polaris Partners VIII, L.P.	6/30/25	2,413,139 *
Polaris Venture Partners V, L.P.	6/30/25	429,871 *
Polaris Venture Partners VI, L.P.	6/30/25	1,233,653 *
RB Equity Fund III-A, L.P.	7/3/25	7,519,858 *
Reverence Capital Partners Olympus CV LP	4/10/26	21,250,000 *,(b)
Roark Capital Partners VI (T) L.P.	6/30/25	20,916,359 *
Roark Capital Partners VII (TE) L.P.	6/30/25	— *,(c)
Sageview Capital Partners II (Offshore), L.P.	1/1/25	10,368,761 *
Sageview III (B), L.P.	1/1/25	9,174,580 *
Silver Lake Partners VII, L.P.	6/30/26	1,453,762 *
Spark Capital Growth Fund IV, L.P.	6/30/25	3,659,756 *,(b)
Spark Capital Growth Fund V, L.P.	6/30/25	1,339,629 *,(b)
Spark Capital VII, L.P.	6/30/25	562,087 *
Spark Capital VIII, L.P.	6/30/25	365,985 *
Stone Point CV, L.P.	10/13/25	8,582,069 *
Sycamore Partners III, L.P.	7/1/25	22,515,773 *
TA XIV-A L.P.	6/30/25	12,519,823 *
The Resolute Fund V, L.P.	12/31/24	57,734,422 *
TPG Atlas Partners, L.P.	6/23/25	28,725,886 *
Trinity Ventures 2024, L.P.	12/20/24	17,183,861 *
Versant Venture Capital II, L.P.	6/30/25	56,961 *
Vista Equity Partners Hubble, L.P.	2/13/25	62,989,735 *
Wind Point Partners VIII-B, L.P.	12/31/24	5,611,529 *
Yucaipa American Alliance Fund II, L.P.	1/1/26	1,549,956 *
Yucaipa Corporate Initiatives Fund I, L.P.	1/1/26	60,046 *
Total North America		1,031,164,666
Franklin Lexington Private Markets Fund 2026 Quarterly Report
|3

Consolidated Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Lexington Private Markets Fund
(Percentages shown based on Fund net assets)
Investments	Acquisition Date	Fair Value
Secondary Investments — continued
UK/Europe — 21.2%
Accel London VI LP	3/31/26	$6,222,247 *
Advent International GPE VIII-A Ltd. Partnership	9/30/25	4,873,190 *
Apse Capital II, L.P.	12/24/24	31,605,523 *
AVS I (Feeder), L.P.	10/31/25	(56,069) *
Bain Capital Europe Fund V, SCSp	12/31/24	46,391,221 *
Bain Capital Europe Fund VI, SCSp	12/31/24	10,646,771 *
CVC Capital Partners VIII (A) L.P.	1/1/26	4,615,119 *
eEquity IV AB	12/31/24	3,392,054 *
Eighth Cinven Fund (No.3) Limited Partnership	6/30/26	356,007 *
Exponent Private Equity Partners IV, LP	6/30/26	1,891,119 *
Exponent Private Equity Partners V, LP	6/30/26	511,955 *
H.I.G. Europe Middle Market LBO Fund II (Cayman), L.P.	1/9/26	28,984 *
H.I.G. Europe Middle Market LBO Fund, L.P.	1/1/26	3,481,033 *
Hg Genesis 11 A L.P.	1/1/26	— *,(c)
Hg Mercury 5 A L.P.	1/1/26	— *,(c)
Hg Saturn 2 A L.P.	1/1/25	23,985,092 *
Hg Saturn 2 B L.P.	10/1/25	6,276,475 *
Hg Saturn 3 A L.P.	1/1/25	12,880,078 *
Inflexion Continuation Fund I (No. 1) Limited Partnership	5/13/25	22,163,378 *
Investcorp Technology Partners IV-A L.P.	12/31/24	8,432,781 *
L Catterton Europe IV SLP	12/31/24	5,825,299 *
L Catterton Europe V SLP	1/31/25	8,324,476 *
Lakestar CF I L.P.	6/30/25	20,371,254 *
Main Capital IX Feeder (A) C.V.	4/17/26	— *,(c)
Main Foundation III Feeder (A) C.V.	4/17/26	— *,(c)
MCP Continuation Fund I Cooperatief U.A.	5/20/25	24,675,596 *
MML Dorchester SCSp	12/5/25	2,597,835 *
Njord SCSp	3/5/25	5,087,295 *
Norvestor SPV III SCSp	7/11/25	12,881,410 *
PAI Strategic Partnerships II SCSp	9/12/25	7,978,863 *
PCP Fund III B, LP	12/17/25	— *,(c)
Portobello Capital Fondo V, FCR	8/12/25	36,102 *
Portobello Serveo Continuation Vehicle SCA, SICAV-RAIF	4/24/25	2,802,011 *
Preservation Capital Partners Fund I LP	9/30/25	8,943,096 *
Preservation Capital Partners Fund II LP	9/30/25	5,326,333 *
PSC IV, L.P.	12/31/24	73,580,234 *
PSC V (B), SCSp	1/17/25	10,045,196 *
Rhone Offshore Partners V L.P.	4/4/25	4,511,958 *
Rhone Offshore Partners VI L.P.	4/4/25	9,423,437 *
Rivean Capital SCA SiCAV-RAIF -- Rivean Capital Fund VII Feeder	12/23/24	3,182,837 *
Rivean Special Opportunity Fund II Cooperatief U.A.	12/23/24	30,552,975 *
S.L. 12 Sarl	12/31/24	4,502,110 *
VIP III Feeder L.P.	6/30/25	15,374,305 *
VVI I S.C.Sp.	3/21/25	8,405,072 *
Total UK/Europe		452,124,652
Asia-Pacific — 2.7%
Accel India VI L.P.	3/31/26	1,508,732 *
Accel India VII L.P.	3/31/26	1,470,528 *
C-Bridge Healthcare Fund V, L.P.	1/1/25	10,342,726 *
CDH Fund V, L.P.	12/31/25	157,075 *
CDH V CV Fund, L.P.	12/31/25	1,366,192 *
4|
Franklin Lexington Private Markets Fund 2026 Quarterly Report

 Franklin Lexington Private Markets Fund
(Percentages shown based on Fund net assets)
Investments	Acquisition Date	Fair Value
Secondary Investments — continued
CVC Capital Partners Globetrotter SCSp	11/10/25	$2,021,251 *
Mater Co-Invest L.P.	9/30/25	1,353,145 *
SAIF Partners IV L.P.	12/31/25	3,500,195 *
Turkish Private Equity Fund III L.P.	9/30/25	931,353 *
VIG Private Equity Fund IV-4	12/31/24	31,746,831 *
VIG Private Equity Fund V-4	2/28/25	2,545,579 *
Total Asia-Pacific		56,943,607
Latin America — 1.5%
Advent Latin American Private Equity Fund IV-G L.P.	9/30/25	354,495 *
Advent Latin American Private Equity Fund V-E L.P.	9/30/25	941,370 *
Advent Latin American Private Equity Fund VI-G Ltd. Partnership	9/30/25	3,715,722 *
Advent Latin American Private Equity Fund VII-B SCSp	9/30/25	3,715,589 *
Advent Latin American Private Equity Fund VIII-B SCSp	11/28/25	— *,(c)
L Catterton Latin America III L.P.	12/31/24	10,640,889 *
L Catterton Latin America IV, L.P.	2/28/25	595,347 *
LCLA3 Brazil Holdings L.P.	12/31/24	12,890,567 *
Total Latin America		32,853,979

Total Secondary Investments		1,573,086,904

Co-Investments — 10.2%(a)
North America — 9.0%
Anchor TopCo, LP	5/15/26	2,250,000 *,(b)
Ares EPW Co-Invest (Parallel) LP	11/21/25	4,988,727 *
BayPine Regal Co-Invest, LP	5/8/26	1,875,000 *,(b)
BC Partners Gaia Co-Investment LP	9/12/25	4,429,410 *
Blackstone Boardwalk Co-Invest L.P.	2/10/25	8,914,588 *
Castle Creek Capital Partners VIII Co-Investment Fund C, L.P.	12/27/24	34,081,286 *
CB ML Co-Invest, L.P.	10/22/25	3,444,403 *
Cogentrix Co-Investment Fund-D, L.P.	1/17/25	34,260,964 *
CWC Fund I (MFA) L.P.	8/15/25	2,563,513 *
EXPG Holdings, L.P.	12/10/25	4,500,000 *,(b)
General Atlantic (BTS) Coinvest, L.P.	3/9/26	2,574,429 *
Grain Optimus Co-Invest-B, L.P.	4/11/25	— *,(c)
Greenbriar Coinvestment AIT, L.P.	3/20/26	13,043,478 *,(b)
GT Silver Co-Invest SCSp	3/27/26	1,125,000 *,(b)
Hometown Food Holdings, LLC	3/31/25	2,751,416 *
Industrial F&B Collective S.C.A.	2/10/26	4,386,160 *
KCF Co-Invest, LLC	2/5/25	4,874,999 *,(b)
KPCI Co-Invest 2, L.P.	9/30/25	9,299,927 *
NM Brilliance Aggregator, L.P.	5/8/25	4,515,000 *
OHCP VI GG COI (Offshore), L.P.	3/6/26	2,991,171 *
Onward Co-Invest L.P.	2/20/26	2,625,000 *,(b)
Project Dawn Co-Invest Fund, L.P.	11/24/25	8,015,647 *
Project Jupiter Co-Invest Fund, L.P.	10/7/25	4,001,638 *
Providence Equity Partners IX-C L.P.	7/31/25	10,651,558 *
RCP Yukon Co-Invest B LP	6/15/26	— *,(c)
TPG Growth VI Iron CI, LP	10/15/25	4,989,638 *
T-X Ultra Co-Invest L.P.	6/17/25	2,163,439 *
VEPF VIII Co-Invest 6-A GP, L.P.	2/27/25	5,311,261 *
Wind-Rose Veristat Investment Holdings, L.P.	5/8/26	5,840,750 *,(b)
WP Apple Co-Investment, L.P.	4/24/26	2,000,000 *,(b)
WP Silver Co-Invest, L.P.	4/3/26	1,125,000 *,(b)
Franklin Lexington Private Markets Fund 2026 Quarterly Report
|5

Consolidated Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Lexington Private Markets Fund
(Percentages shown based on Fund net assets)
Investments		Acquisition Date		Fair Value

Co-Investments — continued
Total North America				193,593,402
UK/Europe — 1.2%
CapVest Strategic Opportunities 11 SCSp		8/29/25		$7,799,850 *
Cronus Aggregator Ltd.		10/15/25		4,933,145 *,(b)
Jellyfish Co-Invest SCSp		5/8/26		— *,(c)
MDCP Co-Investors (Jade I), L.P.		4/29/25		6,625,452 *
Neptune Co-Invest Aggregator, SCSp		2/14/25		5,711,027 *
Total UK/Europe				25,069,474

Total Co-Investments				218,662,876

Total Private Assets				1,791,749,780
	Rate	Maturity Date	Face Amount	Value
Convertible Bonds & Notes —0.0%††,(d)
S.L. 12 Sarl	13.000%	11/27/26	$153,494	175,382 (b)

Short -Term Investments—17.1%
Time Deposits — 12.8%(d)
Australia & New Zealand Banking Group Ltd.	3.620%	7/1/26	$55,000,000	55,000,000
Bank of Montreal	3.620%	7/1/26	55,000,000	55,000,000
Credit Agricole Corporate & Investment Bank SA	3.570%	7/1/26	53,000,000	53,000,000
National Bank of Canada	3.580%	7/1/26	55,000,000	55,000,000
Royal Bank of Canada	3.580%	7/1/26	55,000,000	55,000,000
Total Time Deposits				273,000,000
	Rate		Shares
Money Market Funds — 4.3%(d)
BNY Dreyfus Government Cash Management	3.546%		90,939,775	90,939,775 (e)
Total Short-Term Investments				363,939,775
Total Investments — 101.0%				2,155,864,937
Liabilities in Excess of Other Assets — (1.0)%				(21,139,082)
Total Net Assets — 100.0%				$2,134,725,855

6|
Franklin Lexington Private Markets Fund 2026 Quarterly Report

 Franklin Lexington Private Markets Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Investments have no redemption provisions, are issued in private placement transactions and are restricted to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under acquisition date as shown in the Consolidated
Schedule of Investments. Total fair value of restricted investments as of June 30, 2026, was $1,791,749,780, or 83.9% of net assets. As of June 30, 2026, the aggregate cost of each investment restricted to resale was $2,717,736, $3,221,502, $4,853,795, $291,000, $199,000, $6,998,026, $4,063,272, —,
$8,613,841, —, $29,465,885, $9,922,695, $3,050,018, $795,545, $1,278,369, $3,855,623, $2,662,766, $36,770,245, $1,274,402, $1,234,440, $30,601,736,
$36,267,487, $1,650,000, $328,561, $348,919, $18,429, $208,862, $30,280, $979,000, $420,348, $1,638,932, $702,056, $537,513, $131,303, $36,441,
$868,131, $2,819,129, $2,866,994, —, $6,964,601, $3,903,834, $30,137,678, $318,223, $58,819, $2,333,069, $11,800,833, $7,187,754, $449,667,
$251,443, $1,210,172, $3,574,634, $1,283,642, $586,400, $9,954,089, $2,041,192, $3,505,889, $32,916,513, $437,100, $31,998,759, $704,410,
$6,575,349, $515,576, $1,300,810, $2,244,752, $1,841,064, $1,442,315, $1,834,080, $2,432,321, $1,104,133, $543,849, $2,536,061, $5,585,981,
$8,557,796, $3,563,575, —, $1,809,427, $8,885,270, $23,915, $6,448,571, $490,848, $422,673, $11,707,531, $990,489, $2,506,280, $3,615,167,
$21,750,000, $4,621,211, $6,402,836, $4,170,907, $1,546,088, $145,077, $1,204,163, $4,500,904, $61,430, $255,549, $215,005, $860,020, $1,090,372,
$1,216,314, $405,438, $168,369, $1,223,622, $45,816, $3,680,567, $4,085,095, $2,561,631, $534,441, $1,624,824, $14,932,346, $1,076,872,
$17,541,698, $9,704,842, $1,390,760, $8,661,385, $684,546, $42,157, $92,145, $509,269, $1,133,898, $497,583, $219,919, $100,131, $179,990,
$390,103, $565,647, —, $479,154, $921,450, $1,068,882, $6,497, $122,783, $5,419,036, $21,407,194, $19,441,305, —, $7,505,967, $6,431,169,
$1,773,348, $712,588, $746,251, $273,328, $386,395, $7,622,557, $18,551,549, $11,795,076, $55,389,193, $27,807,103, $18,565,478, $59,710,
$38,013,490, $12,412,656, $810,321, $10,187, $8,133,501, $4,697,857, $21,007,212, —, $36,128,545, $7,657,885, $3,837,385, $2,781,131, $444,592,
$1,677,835, $597,511, $17,095, $2,137,420, —, —, $27,379,221, $6,748,738, $12,243,480, $20,738,993, $5,374,398, $7,048,930, $6,952,722,
$12,210,789, —, —, $24,119,600, $2,094,422, $228,141, $10,081,672, $8,483,856, —, $52,491, $1,579,592, $7,061,770, $6,406,973, $49,058,087,
$8,143,196, $2,548,196, $7,998,720, $3,165,862, $24,093,047, $5,195,014, $15,450,471, $6,709,950, $1,939,476, $1,937,422, $6,611,047, —,
$1,171,170, $1,950,795, $647,129, $124,478, $304,124, $34,426,685, $2,764,036, $257,270, $558,961, $3,237,926, $2,916,050, —, $7,509,830,
$873,861, $12,366,859, $2,250,000, $5,012,547, $1,875,000, $3,197,269, $5,885,264, $15,403,668, $3,387,799, $17,555,219, $2,464,860, $3,750,000,
$2,629,935, —, $13,063,072, $1,125,000, $2,450,297, $5,000,000, $2,954,545, $9,285,714, $4,330,411, $3,000,000, $2,631,770, $8,010,222, $4,011,983,
$10,711,543, —, $5,000,000, $1,883,750, $5,068,289, $5,840,750, $2,007,474, $1,125,000, $7,880,574, $5,000,000, —, $5,501,463, $5,486,432,
respectively, totaling $1,432,807,741.

(b)	Investment is valued using significant unobservable inputs (Note 1).
(c)	Investment has been committed to but has not been funded (Note 1).
(d)	The total cost of Investments in Convertible Bonds & Notes and Short-Term Investments as of June 30, 2026 was $364,113,860.
(e)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
USD	—	United States Dollar
BNY	—	Bank of New York
At June 30, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	3,589,865	CAD	5,000,000	HSBC Securities Inc.	7/10/26	$62,839
USD	246,042,051	EUR	213,000,000	HSBC Securities Inc.	7/10/26	2,568,754
USD	133,410,000	GBP	100,000,000	HSBC Securities Inc.	7/10/26	766,238
USD	3,505,605	SEK	33,000,000	HSBC Securities Inc.	7/10/26	100,390
Net unrealized appreciation on open forward foreign currency contracts						$3,498,221

Abbreviation(s) used in this table:
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
SEK	—	Swedish Krona
USD	—	United States Dollar
This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
Franklin Lexington Private Markets Fund 2026 Quarterly Report
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Notes to Consolidated Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Lexington Private Markets Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 20, 2024.
The Fund’s investment objective is to seek long-term capital appreciation. In pursuing its investment objective, the Fund intends to invest in a portfolio of private equity and other private assets (collectively, “Private Assets”). The Fund has the flexibility to invest in Private Assets across asset types, including but not limited to buyout, growth, venture, credit, mezzanine, infrastructure, energy and other real assets (i.e., assets that have physical properties, such as natural resources, infrastructure and commodities), subject to compliance with its investment strategies and restrictions and applicable law, including the 1940 Act. The Fund may gain access to Private Assets through a number of different approaches, including: (i) by acquiring interests in Secondary Funds, which are investment vehicles, the interests in which are acquired by the Fund through purchases from existing investors; (ii) by acquiring interests in Primary Funds, which are investments vehicles (other than Secondary Funds) acquired by the Fund through commitments to the issuer (collectively with Secondary Funds, the “Portfolio Funds”); and (iii) by making Co-Investments, which are investments primarily alongside transaction sponsors in the same class of equity or debt securities or other instruments as such transaction sponsors. The Fund also intends to invest a portion of its assets in liquid assets, including cash and cash equivalents, liquid fixed income securities and other credit instruments, derivatives and other investment companies, including money market funds and exchange-traded funds (“Liquid Assets”).
The Fund may make investments directly or indirectly through one or more wholly-owned subsidiaries (each, a “Subsidiary” and collectively, the “Subsidiaries”). The Fund may form a Subsidiary in order to pursue its investment objective and strategies in a manner intended to enable it to comply with certain U.S. federal income tax requirements or for the purpose of facilitating its use of permitted borrowings. Unless otherwise noted, this Schedule of Investments is the Consolidated Schedule of Investments of the Fund and its wholly-owned Subsidiaries. All intercompany accounts and transactions have been eliminated in the consolidation for the Fund.
As of June 30, 2026, the Fund’s wholly-owned subsidiaries are: FLEX Splitter LP, FLEX Delaware LLC, FLEX Cayman LP, FLEX Cayman GP LLC, FLEX Subsidiary LLC, and FLEX Intermediary LLC. FLEX Splitter LP invests primarily in Portfolio Funds and Co-Investments through capital contributed by its partners FLEX Delaware LLC (“Onshore Sub”), FLEX Cayman LP (“Offshore Sub”) and, indirectly, the Fund. FLEX Cayman GP LLC, FLEX Subsidiary LLC and FLEX Intermediary LLC are treated as disregarded entities of the Fund for tax purposes. As of June 30, 2026, 1.34% and 2.92% of the Fund’s total market value of investments are directly or indirectly held by Onshore Sub and Offshore Sub, respectively.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation.  The Fund calculates its net asset value on a monthly basis by subtracting liabilities (including accrued expenses or distributions) from the total assets of the Fund (the value of investments, plus cash or other assets, including interest and distributions accrued but not yet received). The Fund’s assets and liabilities are valued in accordance with GAAP using the principles set forth below.
Valuation oversight
Pursuant to policies adopted by the Board of Trustees (the “Board”), the Manager has been designated as the valuation designee and is responsible for the oversight of the monthly valuation process. The Board has designated the Manager to perform these fair value determinations relating to the value of such investments, in accordance with such procedures and Rule 2a-5 under the 1940 Act. The Fund’s Manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s Manager and the Board. The Board oversees the Valuation Committee’s implementation of the valuation policy and may consult with representatives from the Fund’s outside legal counsel or other third-party consultants in their discussions and deliberations. In its fair valuation process of Portfolio Funds and Co-Investments, the Valuation Committee may consult with the Fund’s sub-adviser, Lexington Advisors LLC (“Lexington”), to seek any unique insights Lexington may have regarding the value of the Fund’s Private Assets. However, Lexington will not determine the fair values assigned to the Fund’s assets. The value of the Fund’s assets will be based on information reasonably available at the time the valuation is made, and that the Valuation Committee believes to be reliable.
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Franklin Lexington Private Markets Fund 2026 Quarterly Report

Private Assets
The fair values of the Fund’s investments in Portfolio Funds and certain Co-Investments are generally determined monthly using the net asset value (“NAV”) as a practical expedient in accordance with FASB ASC Topic 820, Fair Value Measurement (“ASC 820”). Portfolio Funds are generally valued based on the latest NAV reported by a Portfolio Fund manager or general partner. Similarly, many Co-Investments are generally valued based on the valuation information provided by the lead or sponsoring private investor. When determining the fair values of Portfolio Funds, the Fund also considers public index returns which may be relevant to individual Portfolio Funds for purposes of considering any adjustments to the fair value of each Portfolio Fund. In addition, the Fund also assesses any public company exposure held by Portfolio Funds, including any material events or price movement, for purposes of determining fair value at the measurement date. The valuation of Portfolio Funds may be based on imperfect information and is subject to inherent uncertainties.
To the extent the Valuation Committee is either unable to utilize the practical expedient under ASC 820, or where the Valuation Committee determines that use of the practical expedient is not appropriate as it will not result in a price that represents the fair value of an investment, the Valuation Committee will make a fair value determination.
Liquid Assets
The valuations for fixed income securities (which may include, but are not limited to, corporate bonds, mortgage-backed and asset-back securities, and collateralized mortgage obligations) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third-party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Manager to be unreliable, the market price may be determined by the Manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
 Level 1 — unadjusted quoted prices in active markets for identical investments
•
 Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
 Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Investments valued at NAV	Total
Long-Term Investments†:
Convertible Bonds & Notes	—	—	$175,382	—	$175,382
Other Investments:
Secondary Investments	—	—	135,605,904	$1,437,481,000	1,573,086,904
Co-Investments	—	—	44,192,372	174,470,504	218,662,876
Total Long-Term and Other Investments	—	—	179,973,658	1,611,951,504	1,791,925,162
Franklin Lexington Private Markets Fund 2026 Quarterly Report
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Notes to Consolidated Schedule of Investments (unaudited) (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Investments valued at NAV	Total
Short-Term Investments†:
Time Deposits	—	$273,000,000	—	—	$273,000,000
Money Market Funds	$90,939,775	—	—	—	90,939,775
Total Short-Term Investments	90,939,775	273,000,000	—	—	363,939,775
Total Investments	$90,939,775	$273,000,000	$179,973,658	$1,611,951,504	$2,155,864,937
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$3,498,221	—	—	$3,498,221
Total	$90,939,775	$276,498,221	$179,973,658	$1,611,951,504	$2,159,363,158

†	See Consolidated Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
Certain investments in Secondary Investments and Co-Investments are recorded at fair value, using NAV as a practical expedient. Secondary Investments and Co-Investments with a fair value of $1,611,951,504 are excluded from the fair value hierarchy as of June 30, 2026. Additionally, Secondary Investments and Co-Investments with a fair value of $64,305,769 are valued at cost based on recent transaction prices as of June 30, 2026, and classified as level 3 in the table above.
A listing of Private Asset types held by the Fund and related attributes, as of June 30, 2026, are shown in the below table:

Investment Category	Fair Value	Unfunded Commitments	Estimated Remaining Life	Redemption Frequency*	Notice Period (In Days)	Redemption Restriction Terms**
Co-Investments	$218,662,876	$39,617,573	2-8 years	None	N/A	Liquidity in the form of distributions from Private Asset investments
Secondary Investments	1,573,086,904	421,856,771	1-12 years	None	N/A	Liquidity in the form of distributions from Private Asset investments

*
The information summarized in the table above represents the general terms for the specified investment type. Individual Private Asset investments may have terms that are more or less restrictive than those terms indicated for the investment type as a whole. In addition, most Private Asset investments have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

**
Distributions from Private Asset investments occur at irregular intervals, and the exact timing of distributions from Private Asset investments cannot be determined. It is estimated that distributions will generally occur over the life of Private Asset investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of March 31, 2026	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Secondary Investments	$36,708,696	—	—	$38,211,686	$24,101,837
Co-Investments	40,148,933	—	—	(501,608)	27,286,296
Convertible Bonds & Notes	177,416	—	—	(2,034)	—
Total	$77,035,045	—	—	$37,708,044	$51,388,133

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2026[1]
Secondary Investments	—	$84,393,902	$(47,810,217)	$135,605,904	$38,210,745
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Franklin Lexington Private Markets Fund 2026 Quarterly Report

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2026[1]
Co-Investments	—	—	$(22,741,249)	$44,192,372	$(501,608)
Convertible Bonds & Notes	—	—	—	175,382	(2,034)
Total	—	$84,393,902	$(70,551,466)	$179,973,658	$37,707,103
Changes in inputs or methodologies used for valuing investments or the availability of reliable reporting from underlying fund managers or sponsors may result in transfers in or out of levels within the fair value hierarchy.
[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Franklin Lexington Private Markets Fund 2026 Quarterly Report
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